Financial Risk Management - Summary of Decrease in Interbank Interest Rates (Basis Points) (Detail) $ in Thousands	Dec. 31, 2019 MXN ($)
Likely (25 bps) [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Derivative, value or contract	$ (49,175)
Possible (50 bps) [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Derivative, value or contract	(98,836)
Stress (100 bps) [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Derivative, value or contract	(198,158)
Cash flow hedge [Member] | Likely (25 bps) [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Derivative, value or contract	(49,175)
Cash flow hedge [Member] | Possible (50 bps) [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Derivative, value or contract	(98,836)
Cash flow hedge [Member] | Stress (100 bps) [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Derivative, value or contract	$ (198,158)